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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.0%
		Energy: 74.1%
24,091	@	Alpha Natural Resources, Inc.	$252,474	0.1
92,674		Anadarko Petroleum Corp.	5,653,114	2.1
48,543		Apache Corp.	3,950,429	1.5
92,588		Arch Coal, Inc.	587,008	0.2
63,596		Baker Hughes, Inc.	2,653,861	1.0
57,600	@	Basic Energy Services, Inc.	653,184	0.3
66,627		BG Group PLC	1,283,963	0.5
49,830		Cabot Oil & Gas Corp.	1,621,468	0.6
95,392	@	Cameron International Corp.	4,358,460	1.6
96,673		Chesapeake Energy Corp.	1,633,774	0.6
278,378		Chevron Corp.	27,367,341	10.3
22,307		Cimarex Energy Co.	1,188,294	0.5
128,323		ConocoPhillips	6,693,328	2.5
39,843		Consol Energy, Inc.	1,118,791	0.4
86,069	@	Denbury Resources, Inc.	1,301,363	0.5
81,868		Devon Energy Corp.	4,872,783	1.8
12,561		Diamond Offshore Drilling	730,799	0.3
34,800	@	Energy XXI Bermuda Ltd.	1,080,540	0.4
12,115	@	Ensco PLC	544,085	0.2
61,383		EOG Resources, Inc.	6,095,332	2.3
46,570		EQT Corp.	2,159,917	0.8
442,147		ExxonMobil Corp.	34,766,019	13.0
47,050	@	FMC Technologies, Inc.	1,893,292	0.7
36,800	@	Forum Energy Technologies, Inc.	790,464	0.3
48,400	@	FX Energy, Inc.	235,708	0.1
221,496		Halliburton Co.	6,658,170	2.5
11,737		Helmerich & Payne, Inc.	531,686	0.2
55,182		Hess Corp.	2,411,453	0.9
84,000	@	Key Energy Services, Inc.	832,440	0.3
56,562		Kinder Morgan, Inc./Delaware	1,933,859	0.7
15,100	@	Laredo Petroleum Holdings, Inc.	317,855	0.1
101,699		Marathon Oil Corp.	2,533,322	1.0
38,093		Marathon Petroleum Corp.	1,374,014	0.5
41,027		Murphy Oil Corp.	1,912,679	0.7
58,272	@	Nabors Industries Ltd.	789,586	0.3
106,018		National Oilwell Varco, Inc.	7,076,701	2.7
46,817	@	Newfield Exploration Co.	1,402,637	0.5
27,592	@	Noble Corp.	862,802	0.3
26,408		Noble Energy, Inc.	2,230,420	0.8
86,876		Occidental Petroleum Corp.	6,886,660	2.6
23,100		Patterson-UTI Energy, Inc.	349,272	0.1
43,447		Peabody Energy Corp.	1,014,922	0.4
65,162	@	Phillips 66	1,956,815	0.7
30,578		Pioneer Natural Resources Co.	2,956,893	1.1
19,459		QEP Resources, Inc.	512,161	0.2
62,229		Range Resources Corp.	3,574,434	1.3
86,800	@	Rowan Companies PLC	2,604,000	1.0
38,727		Royal Dutch Shell PLC - Class A ADR	2,408,045	0.9
212,582		Schlumberger Ltd.	13,445,811	5.0
108,803	@	Southwestern Energy Co.	3,049,748	1.2
95,828		Spectra Energy Corp.	2,751,222	1.0
83,600		Statoil ASA ADR	1,897,720	0.7
27,901		Sunoco, Inc.	1,296,001	0.5
9,554		Technip S.A.	874,858	0.3
47,874	@	Tesoro Corp.	1,058,973	0.4
52,669		Trican Well Services Ltd.	624,165	0.2
29,700	@	Unit Corp.	1,181,763	0.5
84,937		Valero Energy Corp.	1,792,171	0.7
91,577		Williams Cos., Inc.	2,795,846	1.1
21,775	@	WPX Energy, Inc.	319,439	0.1
			197,704,334	74.1
		Materials: 18.9%
19,304		Air Products & Chemicals, Inc.	1,525,788	0.6
7,001		Airgas, Inc.	607,757	0.2
101,924		Alcoa, Inc.	871,450	0.3
10,914		Allegheny Technologies, Inc.	350,558	0.1
25,110		Antofagasta PLC	389,325	0.1
15,649		Ball Corp.	625,490	0.2
10,914		Bemis Co., Inc.	331,349	0.1
21,300		Centerra Gold, Inc.	222,517	0.1
6,281		CF Industries Holdings, Inc.	1,073,800	0.4
43,396		Cliffs Natural Resources, Inc.	2,073,461	0.8
14,000		Domtar Corp.	1,107,540	0.4
63,883		Dow Chemical Co.	1,984,206	0.7
13,796		Eastman Chemical Co.	642,342	0.2
27,746		Ecolab, Inc.	1,753,825	0.7
85,297		EI Du Pont de Nemours & Co.	4,116,433	1.5
14,002		FMC Corp.	713,682	0.3
177,093		Freeport-McMoRan Copper & Gold, Inc.	5,674,060	2.1
32,964		GoldCorp, Inc.	1,194,286	0.5
41,800	@	Harry Winston Diamond Corp.	518,832	0.2
8,134		International Flavors & Fragrances, Inc.	458,595	0.2
41,799		International Paper Co.	1,220,531	0.5
17,400		MeadWestvaco Corp.	478,500	0.2
49,006		Monsanto Co.	3,783,263	1.4
43,707		Mosaic Co/The	2,083,950	0.8

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (continued)
96,948		Newmont Mining Corp.	$4,572,068	1.7
30,423		Nucor Corp.	1,087,926	0.4
17,811	@	Owens-Illinois, Inc.	348,027	0.1
13,600		Packaging Corp. of America	364,888	0.1
14,465		PPG Industries, Inc.	1,496,260	0.6
27,335		Praxair, Inc.	2,904,070	1.1
9,300		Randgold Resources Ltd. ADR	737,955	0.3
20,591		Sealed Air Corp.	322,249	0.1
8,443		Sherwin-Williams Co.	1,094,550	0.4
11,737		Sigma-Aldrich Corp.	814,196	0.3
60,382		Teck Cominco Ltd. - Class B	1,799,987	0.7
71,413	@	Thompson Creek Metals Co., Inc.	244,947	0.1
10,450		Titanium Metals Corp.	119,966	0.1
15,186		United States Steel Corp.	308,276	0.1
13,281		Vulcan Materials Co.	460,187	0.2
			50,477,092	18.9
		Total Common Stock
		(Cost $243,858,812)	248,181,426	93.0
WARRANTS: 0.0%
		Energy: 0.0%
85,558	@	Kinder Morgan, Inc.	195,074	0.0
		Total Warrants
		(Cost $70,486)	195,074	0.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 5.1%
		Options on Indices: 5.1%
1,117,785	@	Put on Energy Select Sector SPDR Index, Strike @ 60.730, Exp. 06/15/12 Counterparty: Goldman Sachs & Co.	$682,863	0.3
1,076,577	@	Put on Energy Select Sector SPDR Index, Strike @ 65.500, Exp. 06/15/12 Counterparty: UBS Warburg LLC	2,966,510	1.1
1,057,139	@	Put on Energy Select Sector SPDR Index, Strike @ 70.990, Exp. 06/15/12 Counterparty: UBS Warburg LLC	8,149,678	3.0
545,177	@	Put on Materials Select Sector SPDR Fund, Strike @ 31.120, Exp. 06/15/12 Counterparty: Goldman Sachs & Co.	96,950	0.0
532,345	@	Put on Materials Select Sector SPDR Fund, Strike @ 35.250, Exp. 06/15/12 Counterparty: UBS Warburg LLC	951,724	0.4
508,771	@	Put on Materials Select Sector SPDR Fund, Strike @ 34.660, Exp. 06/15/12 Counterparty: UBS Warburg LLC	689,039	0.3
			13,536,764	5.1
		Total Purchased Options
		(Cost $5,980,649)	13,536,764	5.1
		Total Long-Term Investments
		(Cost $249,909,947)	261,913,264	98.1

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
2,574,924		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,574,924)	$2,574,924	1.0
		Total Short-Term Investments
		(Cost $2,574,924)	2,574,924	1.0
		Total Investments in Securities (Cost $252,484,871)	$264,488,188	99.1
		Assets in Excess of Other Liabilities	2,344,741	0.9
		Net Assets	$266,832,929	100.0
	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $255,235,636.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$32,491,176
		Gross Unrealized Depreciation	(23,238,624)
		Net Unrealized Appreciation	$9,252,552

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Energy	$195,545,513	$2,158,821	$—	$197,704,334
Materials	49,349,812	1,127,280	—	50,477,092
Total Common Stock	244,895,325	3,286,101	—	248,181,426
Warrants	195,074	—	—	195,074
Purchased Options	—	13,536,764	—	13,536,764
Short-Term Investments	2,574,924	—	—	2,574,924
Total Investments, at value	$247,665,323	$16,822,865	$—	$264,488,188

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012